Aug. 14, 2015

American Beacon Flexible Bond Fund

Supplement dated August 13, 2015
to the
Prospectus dated December 29, 2014
The information below supplements the Prospectus dated December 29, 2014 and is in addition to any other supplement(s):
On August 6, 2015, the American Beacon Funds' Board of Trustees approved the termination of GAM International Management Ltd. ("GAM") and the appointment of Payden & Rygel ("P&R") as a sub-advisor to the American Beacon Flexible Bond Fund. P&R is expected to begin managing the assets of the Fund currently allocated to GAM on or about August 31, 2015 ("Effective Date").  The changes set forth below are effective as of the Effective Date.

In the "Fund Summary - Principal Investment Strategies" section, the penultimate sentence in the first paragraph is deleted and replaced with the following:

The Fund invests in fixed income instruments without restrictions on their credit quality, although under normal market conditions, the Fund's investments in non-investment grade securities, known also as high yield or "junk" bonds, is limited to 40% of the Fund's total assets. The bond portfolio will maintain an average credit quality of investment grade under normal market conditions.